Discontinued Operations	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

Note 5 — Discontinued Operations

As discussed in detail in Note 3, on August 1, 2016, pursuant to the Exchange Agreement, the Company completed the Exchange of 100% of its interest in the CO2 Business for the redemption of 100% of its outstanding Series A Preferred Stock, as adjusted by the Cash Amount. The assets and liabilities of the CO2 Business constituted and were previously reported under the Company’s former NP segment, and, following the Company’s determination that the closing of the Exchange was probable, were recorded at their fair values, less the cost to sell, and were classified as held for sale as of June 30, 2016 in the accompanying consolidated balance sheet. Similarly, the results of operations of the CO2 Business have been reclassified to discontinued operations in the accompanying condensed consolidated statements of operations for all periods presented.

In addition, as discussed in detail in Note 4, on August 11, 2016, pursuant to the Weald Agreements, the Company completed the disposal of its interests in four licenses in the UK and the settlement of all legal claims related to its dispute with Celtique. The assets and liabilities related to the Weald Agreements were previously reported under the Company’s MPUK segment, and were recorded at their fair values, less the cost to sell, and were classified as held for sale as of June 30, 2016 in the accompanying consolidated balance sheet. Similarly, the results of operations related to these licenses have been reclassified to discontinued operations in the accompanying condensed consolidated statements of operations for all periods presented.

Following is a reconciliation of the major classes of line items constituting the pretax income (loss) from discontinued operations to the after-tax income (loss) from discontinued operations in the condensed consolidated statements of operations:

	THREE MONTHS ENDED September 30,
	2016			2015
	CO2 Business	Weald Basin	Total	CO2 Business	Weald Basin	Total
	(In thousands)
Revenue	$143	$—	$143	$649	$—	$649

Operating, exploration and general and administrative expenses	45	—	45	1,329	99	1,428
Depletion, depreciation, amortization and accretion	—	—	—	179	—	179
Interest expense and other disposal costs	301	—	301	65	—	65

Total expenses	346	—	346	1,573	99	1,672

Non-controlling interest	(36)	—	(36)	12	—	12

Loss from discontinued operations before tax	(239)	—	(239)	(912)	(99)	(1,011)
Gain on disposal of discontinued operations before tax	—	1,069	1,069	—	—	—

Income tax expense (benefit)	—	—	—	—	—	—

Net income (loss) from discontinued operations, net of tax	$(239)	$1,069	$830	$(912)	$(99)	$(1,011)

As of June 30, 2016, the Company recorded estimated transaction costs related to the Exchange of $690 thousand in loss from discontinued operations. Cumulative transaction costs related to the Exchange incurred through September 30, 2016 were $968 thousand. The additional transaction costs of $278 thousand are included in loss from discontinued operations for the three months ended September 30, 2016. Included in assets held for sale at June 30, 2016 were cash balances related to the CO2 Business of $141 thousand. At the closing of the transactions contemplated by the Exchange Agreement, as a result of the settlement of the Cash Amount, the Company retained the cash of the CO2 Business and transferred to the CO2 Business a cash collateral account of $150 thousand securing certain surety bonds of Poplar.

Following is a reconciliation of the major classes of assets and liabilities of the disposal groups sold during the three months ended September 30, 2016, their carrying values at June 30, 2016, which represented the lesser of historical cost or fair value less costs to sell, and the calculation of the contribution to equity and gain on their disposal recorded during the three months ended September 30, 2016:

	September 30, 2016			June 30, 2016
	CO2 Business	Weald Basin	Total	CO2 Business	Weald Basin	Total
	(In thousands)
Assets sold:
Cash	$—	$—	$—	$141	$—	$141
Accounts receivable	198	—	198	249	—	249
Inventories	242	295	537	232	301	533
Other classes of current assets that are not major	38	—	38	34	—	34
Property and equipment, net	24,294	795	25,089	23,941	812	24,753
Other classes of assets that are not major	204	—	204	332	—	332

Total assets of the disposal groups	$24,976	$1,090	$26,066	$24,929	$1,113	$26,042

Liabilities sold:
Accounts payable	$1,469	$648	$2,117	$1,594	$670	$2,264
Note payable	5,500	—	5,500	5,500	—	5,500
Asset retirement obligations	2,818	—	2,818	2,818	—	2,818
Other classes of liabilities that are not major	55	—	55	56	—	56

Total liabilities of the disposal groups	$9,842	$648	$10,490	$9,968	$670	$10,638

Consideration:
Series A Preferred Stock exchanged	$23,501	$—
Secured promissory note forgiven	625	—
Cash received	900	586
Stock of UKOG received	—	925

Total consideration	$25,026	$1,511

Contribution to equity from preferred stockholder	$9,892

Gain on disposal of discontinued operations, net of tax		$1,069

Contingent Production Payments

The Company has retained potential future contingent production payments related to its September 2011 acquisition of NP. The contingent production payments are payable, up to a total of $5.0 million, if certain increased average daily production rates are achieved at the Poplar field. Based upon the latest reserves estimates available to the Company, the contingent production payments are unlikely to be paid, and therefore, are not recorded in the accompanying condensed consolidated financial statements. In addition, on September 30, 2016, the Company entered into an agreement with the beneficiaries of these contingent production payments to dispose of its obligations related to them. See Note 17 — Commitments and Contingencies for further information.

Note 4 — Discontinued Operations

On March 31, 2016, the Company entered into an Exchange Agreement with One Stone pursuant to which, subject primarily to stockholder approval, One Stone would transfer its ownership of 100% of Magellan’s Series A Preferred Stock in exchange for 100% of Magellan’s interest in the CO2 Business. As of March 31, 2016, the Company determined that it was probable that the Exchange would be approved by the stockholders. Therefore, assets and liabilities of the CO2 Business were reclassified as held for sale and recorded at their fair values, less the cost to sell. The assets and liabilities are shown as held for sale for all periods presented. Subsequent to June 30, 2016, on July 13, 2016, the stockholders of Magellan voted in favor of the Exchange and on August 1, 2016 the Exchange closed.

In addition, on June 10, 2016, the Company entered into three concurrent agreements, including the Weald ATA, the IoW ATA, and the Settlement Agreement, which resulted in the disposal of its interests in four licenses in the UK and the settlement of all legal claims related to its dispute with Celtique. As of June 30, 2016, the Company determined that it was probable that the transactions contemplated by these agreements would close, and therefore the assets and liabilities of MPUK related to them were reclassified as held for sale and recorded at the lower of their cost or their fair values, less the cost to sell. The assets and liabilities are shown as held for sale for all periods presented. Subsequent to June 30, 2016, on August 11, 2016, the conditions to completion of these agreements were met, and the transactions contemplated by the Weald ATA, the IoW ATA, and the Settlement Agreement closed.

The results of operations of the CO2 Business and the exploration licenses included in the Weald ATA and the IoW ATA, including the settlement of the Celtique litigation were reclassified to discontinued operations in fiscal year 2016. Prior year amounts related to the discontinued operations in the consolidated statements of operations and statements of cash flows have been reclassified to conform to the current period presentation. Summarized results of the Company’s discontinued operations are as follows:

	June 30,
	2016			2015
	CO2 Business	Weald Basin	Total	CO2 Business	Weald Basin	Total
	(in thousands)
Revenue	$1,990	$—	$1,990	$4,459	$—	$4,459

Operating, exploration and general and administrative expenses	3,070	361	3,431	6,708	370	7,078
Depletion, depreciation, amortization and accretion	651	—	651	1,001	—	1,001
Exploration	—	—	—	—	—	—
Impairment expense	11,280	—	11,280	18,027	—	18,027
General and administrative	—	—	—	—	—	—
Interest expense and other disposal costs	926	—	926	168	—	168

Total expenses	$15,927	$361	$16,288	25,904	370	26,274

Non-controlling interest	49	—	49	411	—	411

Loss from discontinued operations before tax	$(13,888)	$(361)	$(14,249)	$(21,034)	$(370)	$(21,404)

The Company reviewed the recoverability of the carrying values of its assets and liabilities related to the CO2 Business and the Weald Basin. As a result of this review, the Company recorded an impairment of $11.3 million in discontinued operations for the year ended June 30, 2016, to adjust the carrying values of the exchanged assets and liabilities of the CO2 Business to their estimated fair values less costs to sell at June 30, 2016. For the fiscal year ended June 30, 2015, the Company had previously recorded an impairment of $17.4 million related to the proved oil and gas property and a goodwill impairment of $674 thousand related to the CO2 Business. The carrying values of the Weald Basin assets were less than their fair values; therefore, no adjustment was necessary. The adjusted carrying amounts of the major classes of assets and liabilities included in discontinued operations are as follows:

	June 30,
	2016			2015
	CO2 Business	Weald Basin	Total	CO2 Business	Weald Basin	Total
	(in thousands)
Carrying amounts of major classes of assets included as part of assets held for sale:
Cash	$141	$—	$141	$282	$—	$282
Accounts receivable	249	—	249	504	—	504
Inventories	232	301	533	297	354	651

	June 30,
	2016			2015
	CO2 Business	Weald Basin	Total	CO2 Business	Weald Basin	Total
	(in thousands)
Other classes of current assets that are not major	34	—	34	77	—	77
Property and equipment, net	23,941	812	24,753	35,593	953	36,546
Other classes of assets that are not major	332	—	332	376	—	376

Total assets of the disposal group classified as held for sale in the balance sheet	$24,929	$1,113	$26,042	$37,129	$1,307	$38,436

Carrying amounts of major classes of liabilities included as part of liabilities held for sale:
Accounts payable	$1,594	$670	$2,264	$1,752	$485	$2,237
Note payable	5,500	—	5,500	5,500	—	5,500
Asset retirement obligations	2,818	—	2,818	2,647	—	2,647
Other classes of liabilities that are not major	56	—	56	104	—	104

Total liabilities of the disposal group classified as held for sale in the balance sheet	$9,968	$670	$10,638	$10,003	$485	$10,488

Note Payable. The note payable included in liabilities held for sale of discontinued operations at June 30, 2016, and June 30, 2015, represents the Term Loan with WTSB as described below.

On September 17, 2014, the Company, through its former wholly owned subsidiary NP, entered into a senior secured revolving loan facility (the “Revolving Loan Facility”) with WTSB. The Revolving Loan Facility had a floating interest rate based on the prime rate with a floor rate of 3.25%, with interest payable quarterly, a maturity of September 30, 2015, and a total available borrowing limit of $8.0 million, of which $5.5 million was drawn as of June 30, 2015, when the Company entered into an amendment to the Revolving Loan Facility whereby the Revolving Loan Facility was converted into a single term loan (the “Term Loan”). The maturity of the Term Loan was extended to June 30, 2020 and bears interest at the Prime Rate (3.5% at June 30, 2016) plus 1.50% with an interest rate floor of 4.75%. The Term Loan was secured by substantially all of NP’s assets and a guarantee of Magellan secured by a pledge of its membership interest in NP. During the first 12 months of the Term Loan, only monthly interest payments were payable. Principal is amortized over its remaining four-year term. Under the terms of the Term Loan, Magellan and NP are subject to certain restrictive covenants customary in similar loan agreements. At June 30, 2016, the Company was in compliance with all such covenants. Upon closing of the Exchange on August 1, 2016, Magellan was released from the guarantee and One Stone received 100% of the outstanding membership interests in NP and assumed the Term Loan.

Asset Retirement Obligations.The estimated valuation of asset retirement obligations (“AROs”) is based on the Company’s historical experience and management’s best estimate of plugging and abandonment costs by field. Assumptions and judgments made by management when assessing an ARO include: (i) the existence of a legal obligation; (ii) estimated probabilities, amounts, and timing of settlements; (iii) the credit-adjusted risk-free rate to be used; and (iv) inflation rates. Accretion expense related to the asset retirement obligations are included in discontinued operations in the accompanying consolidated statements of operations.

The following table summarizes the asset retirement obligation activity included in liabilities held for sale for the fiscal years ended:

	June 30,
	2016	2015
	(In thousands)
Fiscal year opening balance	$2,647	$2,476
Accretion expense	171	171

Fiscal year closing balance	2,818	2,647

Less current asset retirement obligations	—	—

Long-term asset retirement obligations	$2,818	$2,647

Contingent Production Payments. The Company has retained potential future contingent production payments related to its September 2011 acquisition of NP. The contingent production payments are payable, up to a total of $5.0 million, if certain increased average daily production rates are achieved at the Poplar field. Based upon the latest reserves estimates available to the Company, the contingent production payments are unlikely to be paid, and therefore are not recorded in the accompanying consolidated financial statements.

Non-controlling Interest in Utah CO2 LLC. The Exchange Agreement provided for the transfer by the Company of its 51% interest in Utah CO2 to One Stone. The non-controlling interest in Utah CO2 has been included with liabilities held for sale in the consolidated balance sheets for all periods presented, and its results of operations are included in discontinued operations in the accompanying statements of operations for all periods presented.